Commitments and Contingencies - Business Combination Marketing Agreement (Details) - USD ($)	8 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Commitments and Contingencies
Proceeds from Issuance or Sale of Equity	$ 5,175,000	$ 5,175,000
Percentage of original principal , amortization	4.50%	4.50%